Organization and Principal Activities (Details)	1 Months Ended	12 Months Ended
	Jul. 31, 2015	Dec. 31, 2015	Jul. 28, 2010
Hu Tianxiang | Minimum
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Percentage of Ownership			50.00%
Juzhou Asset Management (Shanghai) Co., Ltd. ("Juzhou")
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Date of Incorporation/acquisition		May 17, 2013
Place of Incorporation		PRC
Percentage of Ownership		85.00%
Shanghai Jupai Yumao Fund Sales Co., Ltd.
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Date of Incorporation/acquisition		Feb. 26, 2014
Place of Incorporation		PRC
Percentage of Ownership		100.00%
Shanghai Jupeng Asset Management Co., Ltd. ("Jupeng")
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Date of Incorporation/acquisition		Jun. 08, 2015
Place of Incorporation		PRC
Percentage of Ownership		90.00%
Shanghai Yidexin Equity Investment Management Co., Ltd ("Yidexin")
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Date of Incorporation/acquisition		Jul. 16, 2015
Place of Incorporation		PRC
Percentage of Ownership		100.00%
Shanghai Yidezeng Equity Investment Center ("Yidezeng")
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Date of Incorporation/acquisition		Jul. 16, 2015
Place of Incorporation		PRC
Percentage of Ownership		100.00%
Shanghai Yidezhen Equity Investment Center ("Yidezhen")
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Date of Incorporation/acquisition		Jul. 16, 2015
Place of Incorporation		PRC
Percentage of Ownership		100.00%
Shanghai Yidezhao Equity Investment Center ("Yidezhao")
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Date of Incorporation/acquisition		Jul. 16, 2015
Place of Incorporation		PRC
Percentage of Ownership		100.00%
Shanghai Juxiang
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Date of Incorporation/acquisition		Jul. 16, 2013
Place of Incorporation		PRC
Percentage of Ownership		100.00%
Baoyi Investment Consulting (Shanghai) Co., Ltd ("Baoyi")
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Date of Incorporation/acquisition		Jul. 16, 2015
Place of Incorporation		PRC
Percentage of Ownership		100.00%
E-house Investment and Reckon Capital Limited | Scepter Pacific Limited
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Consideration as a percentage of the total equity interest (in percentage)	100.00%